Deferred tax assets and liabilities	12 Months Ended
Mar. 31, 2023
Disclosure Of Deferred tax assets and liabilities [Abstract]
Disclosure of deferred taxes [text block]
11.	Deferred tax assets and liabilities

The tax effects of significant temporary differences that resulted in deferred tax assets and a description of the items that created these differences is given below

Recognized deferred tax assets / (liabilities)		Assets / (liabilities)
	March 31, 202 3	March 31, 202 2
Deductible temporary difference
Property, Plant and Equipment	714,742	556,604
Lease obligations on right of use assets	147,614	130,143
Provision for employee benefits	45,421	46,204
Accounts receivable	104,658	111,455
Provision for Doubtful Advances	21,177	20,976
	1,033,612	865,382
Taxable temporary difference
Intangible assets	(133,829)	(143,519)
Finance Lease obligations	(34,145)	(35,670)
	(167,974)	(179,189)

Unused Tax credits
Mat Credit Entitlement	-	-
Net deferred tax asset (liability) recognized in Balance Sheet	865,638	686,193

In assessing the realizability of deferred tax assets, management considers whether some portion or all of deferred tax assets will not be realized. The ultimate realization of deferred tax assets and tax loss carry forwards is dependent upon the generation of future taxable income during the periods in which the temporary differences become deductible. Management considers the scheduled reversals of deferred tax liabilities, projected future taxable income and tax planning strategy in making this assessment. Based on the level of historical taxable income and projections of future taxable income over the periods in which deferred tax assets are deductible, management believes that the Group will realize the benefits of those recognized deductible differences. The amount of deferred tax assets considered realizable, however, could be reduced in the near term if estimates of future taxable income are reduced.

Movement in temporary differences during the year

	Balance as of March 31, 20 21	Recognized in income statement	Recognized in Equity / Balance sheet	Balance as of March 31, 202 2	Recognized in income statement	Recognized in Equity / Balance sheet	Balance as of March 31, 202 3
Property, plant and equipment	597,497	(40,893)	-	556,604	158,138	-	714,742
Intangible assets	(143,326)	(193)	-	(143,519)	9,690	-	(133,829)
Lease obligations on right of use assets	61,752	68,391	-	130,143	17,471	-	147,614
Finance Lease obligations	-	(35,670)	-	(35,670)	1,525	-	(34,145)

MAT Credit entitlement	-	-	-		-	-
Provision for employee benefits	8,886	37,372	-	46,204	(783)	-	45,421
Accounts receivable	99,078	12,377	-	111,455	(6,797)	-	104,658
Provision for				-			-
Doubtful Advances	12,585	8,391	-	20,976	201	-	21,177

Unrecognized deferred tax assets / (liabilities)

	As of March 31, 2023	As of March 31, 2022
Deductible temporary differences	-	-
Unrecognized tax losses	105,500	-
	105,500	-

Considering the probability of availability of future taxable profits in the period in which tax losses expire, deferred tax assets have not been recognized in respect of tax losses carried forward by the Group. The above tax losses expire at various years.

Income tax expense recognized in profit or loss
	March 31, 202 3	March 31, 202 2	March 31, 2021
Current tax expense / (benefit)
Current period	525,942	639,982	671,877

Deferred tax expense / (benefit)
Origination and reversal of temporary differences	(179,443)	(49,721)	(603,463)
MAT credit entitlement

Total income tax expense / (benefit)	346,499	590,261	68,414

There are no income taxes directly recognized in other comprehensive income.

Reconciliation of effective tax rate

A reconciliation of the income tax provision to the amount computed by applying the statutory income tax rate to the income before taxes is summarized below:
	Year ended March 31, 202 3	Year ended March 31, 202 2	Year ended March 31, 2021
Profit before income taxes	1,021,086	1,862,838	1,600,276
Enacted tax rates in India	25.17%	25.17%	34.94%
Computed expected tax expense / (benefit)	257,007	468,876	559,136
Effect of:
Share based payment expense not deductible for tax purposes	-	-	-
Unrecognized deferred tax assets on losses incurred during the year (net of temporary differences, if any)
Recognition of previously unrecognised deferred tax asset on temporary differences	(42,500)	(37,923)	(267,566)
Difference on account differential tax rates in different jurisdictions	18,519	23,917	(1,555)
Effect of Unrecognised business loss including reversal of previously recognised DTA on business loss	105,500	-	-
Expenses/income not taxable			-
Recognition of current year temporary differences			(129,500)
Recognition of previously unrecognized tax losses	-	-	-
Difference on account of differential tax rates in different companies	-	-	(86,987)
Effect of expenses that are not deductible in determining taxable profit	1,700	7,224	3,092
Expenses/income not taxable
Unrecognized temporary differences	-	-	3,491
Utilisation of previously unrecognised temporary differences	-	14,875	2,056
Effect of rate difference in opening and closing deferred tax	-	(718)	(28,182)
Others	-	-	14,429
	6,246	(10,920)	-
Reversal of previously recognised temporary differences	-	124,930	-
	346,499	590,261	68,414